Produced Content, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Produced Content Net [Line Items]
Amortization expense for produced content predominantly monetized with other content assets	¥ 4,556,960	$ 660,697	¥ 4,641,353	¥ 3,023,628
Film, Monetized in Film Group, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold
Amortization expense for produced content predominantly monetized on its own	¥ 735,169	$ 106,589	¥ 1,318,693	¥ 1,095,325
Film, Monetized on Its Own, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold
Accrued participation liabilities	¥ 192,040				$ 27,843